STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Shares [Member]	Common Shares [Member]	Preferred Shares Capital [Member]	Surplus Deficit
Balance, shares at Dec. 31, 2016		0	297,389,288
Balance, amount at Dec. 31, 2016	$ 34,638	$ 0	$ 88,573		$ (53,935)
Triangular Merger	93,774	39,839			53,935
Shares Issued - Restricted			309,322,614
Shares Issued - Free, shares			121,000,000
Shares Issued - Free, amount	363,000		363,000
Shares Issued - Reserve			(157,791,417)
Net Income (Loss)	$ 301,603				$ 301,603
Balance, shares at Dec. 31, 2017		39,839	569,920,485	400
Balance, amount at Dec. 31, 2017	$ (1,829,166)		$ 450,573		$ (2,279,739)
Net Income (Loss)	242,634				$ 242,634
Shares Issued , shares			215,444,227
Shares Issued , amount	$ 2,718,467		2,718,467
Shares Cancelled			$ (216,000,000)
Balance, shares at Dec. 31, 2018		39,839	569,364,712	400
Balance, amount at Dec. 31, 2018	$ 1,132,335		$ 3,169,040		$ (2,037,105)
Net Income (Loss)	(384,025)				$ (384,025)
Shares Issued , shares			131,471,672
Shares Issued , amount	$ 396,025		$ 396,025
Balance, shares at Sep. 30, 2019		34,289	700,706,621	400
Balance, amount at Sep. 30, 2019	$ 1,144,335		$ 3,565,065		$ (2,421,130)